Derivative Financial Instruments - Cumulative Basis Adjustments for Fair Value Hedges (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Short-term debt
Amounts recorded in the Consolidated Balance Sheet related to cumulative basis adjustments for fair value hedges
Carrying amount of the hedged item	$ 0	$ (13)
Cumulative hedging adjustments included in the carrying amount—assets/(liabilities)	$ 0	$ (13)
Hedged Liability, Statement of Financial Position [Extensible Enumeration]	Short-term debt	Short-term debt
Long-term debt
Amounts recorded in the Consolidated Balance Sheet related to cumulative basis adjustments for fair value hedges
Carrying amount of the hedged item	$ (6,656)	$ (6,497)
Cumulative hedging adjustments included in the carrying amount—assets/(liabilities)	$ 36	$ 190
Hedged Liability, Statement of Financial Position [Extensible Enumeration]	Long-term debt	Long-term debt
Hedging adjustments on discontinued hedging relationships	$ (114)	$ (155)